                              INVESTMENT PORTFOLIO
                   DECEMBER 31, 1997 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 93.8%                                             SHARES     VALUE
----------------------------------------------------------------------------------
CONSTRUCTION - 3.8%
Building Construction
Standard Pacific Corp.                                                10   $   159
                                                                           -------

----------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 8.0%
Insurance Carriers - 1.8%
FPA Medical Management, Inc.(a)                                        1        22
Loews Corp.                                                            1        53
                                                                           -------
                                                                                75
                                                                           -------

Nondepository Credit Institutions - 4.3%
Aames Financial Corp.                                                  3        39
Green Tree Financial Corp.                                             2        39
Resource Bancshares Mortgage Group, Inc.                               3        58
The Money Store, Inc.                                                  2        42
                                                                           -------
                                                                               178
                                                                           -------

Real Estate - 1.9%
Stewart Enterprises, Inc..                                             2        79
                                                                           -------

----------------------------------------------------------------------------------
MANUFACTURING - 25.7%
Apparel - 2.0%
Nautica Enterprises, Inc. (a)                                          2        37
Wet Seal, Inc.(a)                                                      2        47
                                                                          --------
                                                                                84
                                                                          --------

Chemicals & Allied Products - 3.6%
Rogers Corp.(a)                                                        1        27
Serologicals Corp.(a)                                                  1        37
Watson Pharmaceuticals, Inc.(a)                                        3        84
                                                                          --------
                                                                               148
                                                                          --------

Communications Equipment - 3.5%
Adtran, Inc.(a)                                                        1        33
Comverse Technology, Inc. (a)                                          3        43
Level One Communications (a)                                           1        31
Lucent Technologies, Inc..                                             1        40
                                                                          --------
                                                                               147
                                                                          --------

Electronic Components - 3.0%
SCI Systems, Inc. (a)                                                  3       126
                                                                          --------

Food & Kindred Products - 1.4%
Interstate Bakeries Corp.                                              2        60
                                                                          --------

                        Investment Portfolio/December 31, 1997
----------------------------------------------------------------------------------
Household Appliances - 0.8%
Helen of Troy Ltd.(a)                                                  2        32
                                                                          --------

Machinery & Computer Equipment -2.8%
Compaq Computer Corp.                                                  1   $    40
Tyco International Ltd.                                                2        77
                                                                          --------
                                                                               117
                                                                          --------

Measuring & Analyzing Instruments - 6.5%
ATL Ultrasound, Inc. (a)                                               3       129
Respironics, Inc. (a)                                                  5       107
Symbol Technologies                                                    1        34
                                                                          --------
                                                                               270
                                                                          --------

Primary Metal - 0.7%
Maverick Tube Corp. (a)                                                1        30
                                                                          --------

Printing & Publishing - 0.6%
Harte-Hanks Communications                                             1        26
                                                                          --------

Transportation Equipment - 0.8%
Miller Industries, Inc. (a)                                            3        32
                                                                          --------

----------------------------------------------------------------------------------
RETAIL TRADE - 4.8%
Apparel & Accessory Stores - 1.2%
St. John Knits, Inc.                                                   1        48
                                                                          --------

Food Stores - 1.2%
General Nutrition Companies, Inc. (a)                                  2        51
                                                                          --------

Miscellaneous Retail - 2.4%
Office Depot, Inc. (a)                                                 2        43
U.S. Office Products Co. (a)                                           3        59
                                                                          --------
                                                                               102
                                                                          --------

----------------------------------------------------------------------------------
SERVICES - 43.8%
Amusement & Recreation - 1.3%
Hollywood Entertainment Corp. (a)                                      2        16
Host Marriot Corp.                                                     2        39
                                                                          --------
                                                                                55
                                                                          --------

Business Services - 8.8%
Advo, Inc.                                                             5        92
American Business Information Class A (a)                              1         7
American Business Information Class B (a)                              1         7
Cendant Corp. (a)                                                      3        91
Norrell Corp.                                                          2        36
Physician Sales & Services, Inc. (a)                                   6        25
Robert Half International, Inc. (a)                                    3       108
                                                                          --------
                                                                               366
                                                                          --------

                      Investment Portfolio/December 31, 1997
----------------------------------------------------------------------------------
Computer Related Services - 15.7%
Analysts International Corp.                                           6       191
BMC Software, Inc. (a)                                                 1        53
Cadence Design Systems, Inc. (a)                                       2        59
HBO & Co.                                                              2        38
National Instruments Corp. (a)                                         6       197
Renters Choice, Inc. (a)                                               4        78
Sotheby's Holdings, Inc.                                               2        37
                                                                          --------
                                                                               653
                                                                          --------

Computer Software - 9.8%
Hyperion Software Corp. (a)                                            2        40
Microsoft Corp. (a)                                                    1       129
National Tech Team (a)                                                 2        17
Network Associates, Inc. (a)                                           2        80
Peoplesoft, Inc. (a)                                                   4       141
                                                                          --------
                                                                               407
                                                                          --------

Educational Services - 1.1%
Apollo Group, Inc. Class A (a)                                         1        47
                                                                          --------

Engineering, Accounting, Research & Management - 1.1%
Paychex, Inc.                                                          1        46
                                                                          --------

Health Services - 6.0%
Curative Health Services, Inc. (a)                                     1        21
Gulf South Medical Supply, Inc. (a)                                    1        32
Health Management Associates, Inc. (a)                                 3        64
PhyCor, Inc. (a)                                                       3        69
Renal Treatment Centers, Inc. (a)                                      2        65
                                                                          --------
                                                                               251
                                                                          --------

----------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 3.8%
Cable - 1.1%
United Video Satellite Group, Inc. (a)                                 2        46
                                                                          --------

Water Transportation - 2.7%
Tidewater, Inc.                                                        2       110
                                                                          --------

----------------------------------------------------------------------------------
WHOLESALE TRADE - 3.9%
Durable Goods - 3.3%
Anixter International, Inc. (a)                                        5        79
VWR Corp.                                                              2        59
                                                                          --------
                                                                               138
                                                                          --------

Nondurable Goods - 0.6%
AmeriSource Health Corp.
Class A (a)                                                                     26
                                                                          --------

                     Investment Portfolio/December 31, 1997
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS  (cost $3,091)(b)                                     $  3,909
                                                                          --------

SHORT-TERM OBLIGATIONS - 5.5%                      PAR                       VALUE
----------------------------------------------------------------------------------
Repurchase agreement with ABN AMRO
Chicago Corp., dated 12/31/97 due
01/02/98 at 6.600%, collateralized by
U.S. Treasury notes with various
maturities to 2000, market value $231
(repurchase proceeds $229)                    $    229                         229
                                                                          --------

OTHER ASSETS & LIABILITIES, NET - 0.7%                                          30
----------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                       $  4,168
                                                                          --------




NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.

(b) Cost for federal income tax purposes is the same.





                       See notes to financial statements.

                  STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
                                December 31, 1997

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $3,091)                                      $  3,909
Short-term obligations                                                       229
                                                                        --------
                                                                           4,138

Deferred organization expenses                               $     34
Other                                                               1
                                                             --------
                                                                              35
                                                                        --------
    Total Assets                                                           4,173

LIABILITIES
Payable to Adviser                                                 3
Accrued other                                                      2
                                                             --------
                                                                               5
                                                                        --------

NET ASSETS                                                              $  4,168
                                                                        --------

Net asset value & redemption price per share -
Class A ($3,484/269)                                                      $12.94
                                                                        --------
Maximum offering price per share - Class A
($12.94/0.9425)                                                           $13.73 (a)
                                                                        --------
Net asset value & offering price per share -
Class B ($342/27)                                                         $12.77 (b)
                                                                        --------
Net asset value & offering price per share -
Class C ($342/27)                                                         $12.77 (b)
                                                                        --------

COMPOSITION OF NET ASSETS
Capital paid in                                                         $  3,276
Overdistributed net investment income                                        (28)
Accumulated net realized gain                                                102
Net unrealized appreciation                                                  818
                                                                        --------
                                                                        $  4,168
                                                                        --------


(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                       STATEMENT OF OPERATIONS (UNAUDITED)
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997

(in thousands)
INVESTMENT INCOME
Interest                                                               $      8
Dividends                                                                     4
                                                                       --------
       Total investment income                                               12



EXPENSES
Management fee                                             $     17
Service fee                                                       5
Distribution fee - Class B                                        1
Distribution fee - Class D                                        1
Transfer agent                                                    5
Bookkeeping fee                                                  14
Registration fee                                                 16
Custodian fee                                                     1
Legal fee                                                         1
Audit fee                                                         7
Trustees fees                                                     4
Reports to shareholders                                           1
Amortization of deferred
 organization expenses                                            6
Other                                                             1
                                                           --------
                                                                 80
Fees and expenses waived or
    borne by the Adviser                                        (46)         34
                                                           --------    --------
       Net Investment Loss                                                  (22)
                                                                       --------


NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                               199
Net unrealized appreciation during
  the period                                                    174
                                                           --------
       Net Gain                                                             373
                                                                       --------

Net Increase in Net Assets from Operations                             $    351
                                                                       --------







See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      (UNAUDITED)
                                                                                      Six months            Year
                                                                                        ended               ended
                                                                                      December 31          June 30
(in thousands)                                                                       -------------       -----------
INCREASE (DECREASE) IN NET ASSETS                                                       1997(a)             1997
Operations:
Net investment loss                                                                  $         (22)      $       (39)
Net realized gain                                                                              199               194
Net unrealized appreciation                                                                    174               250
                                                                                     -------------       -----------
    Net Increase from Operations                                                               351               405
Distributions:
From net investment income-Class A                                                             --                 (1)
From net realized gains-Class A                                                               (227)               (4)
From net realized gains-Class B                                                                (23)               (b)
From net realized gains-Class D                                                                (23)               (b)
                                                                                     -------------       -----------
                                                                                                78               400
                                                                                     -------------       -----------
Fund Share Transactions :
Receipts for shares sold - Class A                                                               5                27
Value of distributions reinvested - Class A                                                    227                 5
Cost of shares repurchased - Class A                                                            (1)               (9)
                                                                                     -------------       -----------
                                                                                               231                23
                                                                                     -------------       -----------

Value of distributions reinvested - Class B                                                     23                (b)
                                                                                     -------------       -----------

Value of distributions reinvested - Class C                                                     23                (b)
                                                                                     -------------       -----------
Net Increase from Fund Share
  Transactions                                                                                 277                23
                                                                                     -------------       -----------
        Total Increase                                                                         355               423
NET ASSETS
Beginning of period                                                                          3,813             3,390
                                                                                     -------------       -----------
End of period (net of overdistributed
  net investment income of  $28
  and $1, respectively)                                                              $       4,168       $     3,813
                                                                                     -------------       -----------

NUMBER OF FUND SHARES
Sold - Class A                                                                                  (b)                2
Issued for distributions reinvested - Class A                                                   17                 1
Repurchased - Class A                                                                           (b)               (1)
                                                                                     -------------       -----------
                                                                                                17                 2
                                                                                     -------------       -----------
Issued for distributions reinvested - Class B                                                    2                (b)
                                                                                     -------------       -----------

Issued for distributions reinvested - Class C                                                    2                (b)
                                                                                     -------------       -----------

(a) Class D shares were redesignated Class C shares on July 1, 1997.

(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1997 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Aggressive Growth Fund (the
Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES

Organization: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are are valued at fair value under procedures approved by the Trustees.

                 Notes to Financial Statements/December 31, 1997

NOTE 2. ACCOUNTING POLICIES - CONT.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or

                 Notes to Financial Statements/December 31, 1997

available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.85% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee will be reduced by .0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended December 31, 1997, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

                 Notes to Financial Statements/December 31, 1997


The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.30% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the six months ended December 31, 1997, purchases and sales of investments, other than short-term obligations, were $2,009,919 and $1,844,748, respectively.

Unrealized appreciation (depreciation) at December 31, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

              Gross unrealized appreciation    $    1,039,013
              Gross unrealized depreciation          (220,647)
                                               --------------
                  Net unrealized appreciation  $      818,366
                                               --------------


OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  OTHER RELATED PARTY TRANSACTIONS

At December 31, 1997, Keyport Life Insurance Company owned 99.4%,
100.0% and 100.0% of the Fund's Class A, Class B and Class C shares outstanding, respectively.

                              FINANCIAL HIGHLIGHTS

                                                                         (Unaudited)
                                                                Six months ended December 31
                                                   ------------------------------------------------------
                                                                              1997
                                                     Class A                 Class B           Class C(c)
                                                   -----------             ----------          ----------
Net asset value -
   Beginning of period                             $    12.650             $   12.540          $   12.540
                                                   -----------             ----------          ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)(a)(b)                                   (0.064)                (0.115)             (0.115)
Net realized and
  unrealized gain                                        1.254                  1.245               1.245
                                                   -----------             ----------          ----------
   Total from Investment
      Operations                                         1.190                  1.130               1.130
                                                   -----------             ----------          ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                   --                     --                  --
From net realized
  gains                                                 (0.900)                (0.900)             (0.900)
                                                   -----------             ----------          ----------
   Total Distributions
      Declared to
      Shareholders                                      (0.900)                (0.900)             (0.900)
                                                   -----------             ----------          ----------
Net asset value -
   End of period                                   $    12.940             $   12.770          $   12.770
                                                   -----------             ----------          ----------
Total return (d)(e)                                       9.31% (f)              8.91%(f)            8.91%(f)
                                                   -----------             ----------          ----------

RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                           1.55%                  2.30%               2.30%
Fees and expenses waived
  or borne by the Adviser (g)(h)                          2.24%                  2.24%               2.24%
Net investment
  income (g)(h)                                          (0.96)%                (1.71)%             (1.71)%
Portfolio turnover (f)                                      48%                    48%                 48%
Average commission rate                            $    0.0349             $   0.0349          $   0.0349
Net assets at end
  of period (000)                                  $     3,484             $      342          $      342

(a)   Net of fees and expenses waived or borne by the Adviser which amounted to

                                                   $     0.302              $   0.302         $     0.302

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Class D shares were redesignated Class C shares on July 1, 1997.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)   Annualized.

                              FINANCIAL HIGHLIGHTS

                Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   Year ended June 30
                                                      -------------------------------------------
                                                                         1997
                                                       Class A          Class B          Class C
                                                      ---------        ---------        ---------
Net asset value -
   Beginning of period                                $  11.300        $  11.280        $  11.280
                                                      ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
   loss (a)(b)                                           (0.114)          (0.200)          (0.200)
Net realized and
   unrealized gain                                        1.484            1.475            1.475
                                                      ---------        ---------        ---------
   Total from Investment
      Operations                                          1.370            1.275            1.275
                                                      ---------        ---------        ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.005)             --               --
From net realized gains                                  (0.015)          (0.015)          (0.015)
                                                      ---------        ---------        ---------
   Total Distributions Declared
    to Shareholders                                      (0.020)          (0.015)          (0.015)
                                                      ---------        ---------        ---------
Net asset value -
   End of period                                      $  12.650        $  12.540        $  12.540
                                                      ---------        ---------        ---------
Total return (c)(d)                                       12.14%           11.31%           11.31%
                                                      ---------        ---------        ---------

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                               1.55%            2.30%            2.30%
Fees and expenses waived
   or borne by the Adviser (e)                             2.57%            2.57%            2.57%
Net investment
   loss (e)                                               (0.99%)          (1.74%)          (1.74%)
Portfolio turnover                                           54%              54%              54%
Average commission rate                               $  0.0392        $  0.0392        $  0.0392
Net assets at end
  of period (000)                                     $   3,185        $     314        $     314

(a)   Net of fees and expenses waived or borne by the Adviser which amounted to:

                                                      $   0.297        $   0.297        $   0.297

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

                Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    Period ended June 30
                                                       -------------------------------------------
                                                                         1996 (c)
                                                        Class A          Class B          Class C
                                                       ---------        ---------        ---------
Net asset value -
   Beginning of period                                 $  10.110        $  10.110        $  10.110
                                                       ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
   loss (a)(b)                                            (0.016)          (0.036)          (0.036)
Net realized and
   unrealized gain                                         1.206            1.206            1.206
                                                       ---------        ---------        ---------
   Total from Investment
      Operations                                           1.190            1.170            1.170
                                                       ---------        ---------        ---------
Net asset value -
   End of period                                       $  11.300        $  11.280        $  11.280
                                                       ---------        ---------        ---------
Total return (d)(e)(f)                                     11.77%           11.57%           11.57%
                                                       ---------        ---------        ---------

RATIOS TO AVERAGE NET ASSETS
Expenses(g)(h)                                              1.55%            2.30%            2.30%
Fees and expenses waived
   or borne by the Adviser(g)(h)                            1.38%            1.38%            1.38%
Net investment
   loss(g)(h)                                              (0.58%)          (1.33%)          (1.33%)
Portfolio turnover(f)                                          0%               0%               0%
Average commission rate                                $  0.0000        $  0.0000        $  0.0000
Net assets at end
  of period (000)                                      $   2,826        $     282        $     282

(a)   Net of fees and expenses waived or borne by the Adviser which amounted to

                                                       $   0.038        $   0.038        $   0.038

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g)   Annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.